Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 5,404	$ 5,402	$ 5,343
Repurchase of ordinary share capital	[1]		(1,511)	(355)	$ (343)
Balance, end of period			5,404	5,402	5,343
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	21	21
Balance, end of period			21	$ 21	$ 21
Number of shares authorised | £						£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				7,233	7,233	7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	12	$ 12
Balance, end of period			$ 12	$ 12	$ 12
Par value per share (in gbp per share) | £ / shares						£ 1	£ 1	£ 1
Percentage of nominal cumulative preference shares			8.00%	8.00%	8.00%
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				5,473	5,473	5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9	$ 9
Balance, end of period			$ 9	$ 9	$ 9
Par value per share (in gbp per share) | £ / shares						£ 1	£ 1	£ 1
Percentage of nominal cumulative preference shares			9.00%	9.00%	9.00%
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		21,535,840	21,525,464	21,288,193	21,049,696
Balance, beginning of period		$ 5,383	$ 5,381	$ 5,322	$ 5,263
Issue of new shares for the scrip dividend programme (in shares) | shares			208,927	195,305	289,789
Issue of new shares for the scrip dividend programme			$ 52	$ 49	$ 72
Issue of new shares for employee share-based payment plans (in shares) | shares			37,400	92,168	0
Issue of new shares for employee share-based payment plans			$ 9	$ 23	$ 0
Issue of new shares – other (in shares) | shares			0	0	0
Issue of new shares – other			$ 0	$ 0	$ 0
Repurchase of ordinary share capital (in shares) | shares		120,000	(235,951)	(50,202)	(51,292)
Repurchase of ordinary share capital		$ 776	$ (59)	$ (13)	$ (13)
Balance, end of period (in shares) | shares			21,535,840	21,525,464	21,288,193
Balance, end of period			$ 5,383	$ 5,381	$ 5,322
Par value per share (in gbp per share) | $ / shares			$ 0.25	$ 0.25	$ 0.25

[1]	See Note 32 for further information.